Leases Future Minimum Lease Payments (Details) - Suezmax Tankers $ in Thousands	Jun. 30, 2018 USD ($)
Year
Remaining 2018	$ 8,210
2019	16,236
2020	16,279
2021	16,233
2022	16,232
Thereafter	$ 136,846